Investments - Composition of the Fair Values of Investments by Credit Rating (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
Wellington Funds | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	99.00%	99.00%
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 3,227.1		$ 3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%		100.00%
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 76.3		$ 49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
AAA | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 383.0		$ 399.5
AAA | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	12.00%		12.00%
AA | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,182.6		$ 1,119.0
AA | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	36.00%		35.00%
AA | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 76.3		$ 49.0
AA | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
A | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,285.5		$ 1,145.8
A | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	40.00%		35.00%
BBB | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 373.0		$ 573.6
BBB | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	12.00%		18.00%
BB | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 3.0		$ 7.0
BB | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%		0.00%